Capital and Reserves	12 Months Ended
Dec. 31, 2019
Capital and Reserves.
Capital and Reserves

23.    Capital and Reserves

A.Common stock and additional paid-in capital

Common stock

The Bank’s common stock is divided into four categories:

1)	“Class A”; shares may only be issued to Latin American Central Banks or banks in which the state or other government agency is the majority shareholder.
2)	“Class B”; shares may only be issued to banks or financial institutions.
3)	“Class E”; shares may be issued to any person whether a natural person or a legal entity.
4)

“Class F”; may only be issued to state entities and agencies of non-Latin American countries, including, among others, central banks and majority state-owned banks in those countries, and multilateral financial institutions either international or regional institutions.

The holders of “Class B” shares have the right to convert or exchange their “Class B” shares, at any time, and without restriction, for “Class E” shares, exchanging one share for another share.

The following table provides detailed information on the movement of the shares by class for each of the years ended December 31, 2019, 2018 and 2017:

(Share units)	“Class A”	“Class B”	“Class E”	“Class F”	Total
Authorized	40,000,000	40,000,000	100,000,000	100,000,000	280,000,000

Outstanding at January 1, 2017	6,342,189	2,474,468	30,343,390	—	39,160,047
Conversions	—	(64,663)	64,663	—	—
Repurchased common stock	—	(1,000)	—	—	(1,000)
Restricted stock issued – directors	—	—	57,000	—	57,000
Exercised stock options - compensation plans	—	—	142,268	—	142,268
Restricted stock units – vested	—	—	70,519	—	70,519
Outstanding at December 31, 2017	6,342,189	2,408,805	30,677,840	—	39,428,834

Conversions	—	(64,386)	64,386	—	—
Repurchased common stock	—	(99,193)	(64)	—	(99,257)
Restricted stock issued – directors	—	—	57,000	—	57,000
Exercised stock options - compensation plans	—	—	102,918	—	102,918
Restricted stock units – vested	—	—	49,055	—	49,055
Outstanding at December 31, 2018	6,342,189	2,245,226	30,951,135	—	39,538,550

Conversions	—	(62,799)	62,799	—	—
Repurchased common stock	—	(1)	1	—	—
Restricted stock issued – directors	—	—	57,000	—	57,000
Exercised stock options - compensation plans	—	—	—	—	—
Restricted stock units – vested	—	—	6,727	—	6,727
Outstanding at December 31, 2019	6,342,189	2,182,426	31,077,662	—	39,602,277

Additional paid-in capital

As of December 31, 2019,  2018 and 2017, the additional paid-in capital consists of additional cash contributions to the common capital paid by shareholders.

23.Capital and Reserves

B.Treasury stock

The following table presents information regarding shares repurchased but not retired by the Bank and accordingly classified as treasury stock:

	“Class A”		“Class B”		“Class E”		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Outstanding at January 1, 2017	318,140	10,708	589,174	16,242	1,912,477	42,226	2,819,791	69,176
Repurchase of common stock	—	—	1,000	28	—	—	1,000	28
Restricted stock issued – directors	—	—	—	—	(57,000)	(1,259)	(57,000)	(1,259)
Exercised stock options - compensation plans	—	—	—	—	(142,268)	(3,140)	(142,268)	(3,140)
Restricted stock units – vested	—	—	—	—	(70,519)	(1,557)	(70,519)	(1,557)
Outstanding at December 31, 2017	318,140	10,708	590,174	16,270	1,642,690	36,270	2,551,004	63,248

Repurchase of common stock	—	—	99,193	2,441	64	1	99,257	2,442
Restricted stock issued - directors	—	—	—	—	(57,000)	(1,259)	(57,000)	(1,259)
Exercised stock options - compensation plans	—	—	—	—	(102,918)	(2,272)	(102,918)	(2,272)
Restricted stock units - vested	—	—	—	—	(49,055)	(1,083)	(49,055)	(1,083)
Outstanding at December 31, 2018	318,140	10,708	689,367	18,711	1,433,781	31,657	2,441,288	61,076

Repurchase of common stock	—	—	—	—	—	—	—	—
Restricted stock issued - directors	—	—	—	—	(57,000)	(1,259)	(57,000)	(1,259)
Exercised stock options - compensation plans	—	—	—	—	—	—	—	—
Restricted stock units - vested	—	—	—	—	(6,727)	(148)	(6,727)	(148)
Outstanding at December 31, 2019	318,140	10,708	689,367	18,711	1,370,054	30,250	2,377,561	59,669